Note 5 - Environmental and Reclamation Activities - Schedule of Reclamation and Closure Costs Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Environmental and Reclamation Activities [Abstract]
Beginning balance	$ 116,999	$ 113,231	$ 116,048
Accruals for estimated costs	2,952	2,874	4,952
Accretion expense	7,740	5,995	6,454
Revision of estimated cash flows due to changes in reclamation plans	(29)	452	(8,781)
Payment of reclamation obligations	(7,205)	(5,553)	(5,442)
Ending balance	$ 120,457	$ 116,999	$ 113,231